Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	Apr. 30, 2021	Apr. 30, 2020
Related Party Transactions [Abstract]
Accounts payable due to related parties	$ 1,194,600
Accrued liabilities related parties current		$ 412,188